Submission	May 21, 2025
Submission [Line Items]
Central Index Key	0001819989
Registrant Name	Cipher Mining Inc.
Registration File Number	333-281908
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES